Income Taxes (Details) - Schedule of Effective Tax Rate	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit		0.00%	0.00%
Change in fair value of warrants		9.95%	(22.80%)
Warrant issuance costs		0.00%	0.00%
Valuation allowance		(27.53%)	13.29%
Income tax provision expense		(3.42%)	11.49%